Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net (loss) income	¥ 50,157	$ 6,872	¥ (140,349)	¥ (594,937)
Other comprehensive income :
Foreign currency translation adjustment	34,854	4,774	74,021	146,098
Total comprehensive (loss) income	85,011	11,646	(66,328)	(448,839)
Total comprehensive (loss) income attributable to the non-controlling interest shareholders	(173)	(24)	159	196
Total comprehensive (loss) income attributable to the Company’s ordinary shareholder	¥ 84,838	$ 11,622	¥ (66,169)	¥ (448,643)